Report Of The Directors Financial Review Risk Report - Commercial real estate loans and advances including loan commitments by level of collateral (Details) - Loans and advances to customers and banks - Commercial real estate loans and advances including loan commitments
$ in Millions
Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 127,271
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	27,819
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	64,437
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,797
Rated CRR/ EL1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	125,707
Collateral value	3,621
Rated CRR/ EL1 to 7 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	26,861
Collateral value	564
Rated CRR/ EL1 to 7 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	64,425
Collateral value	752
Rated CRR/ EL1 to 7 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,742
Collateral value	0
Rated CRR/ EL1 to 7 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	44,551
Rated CRR/ EL1 to 7 | Not collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5,187
Rated CRR/ EL1 to 7 | Not collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	31,100
Rated CRR/ EL1 to 7 | Not collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL1 to 7 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	75,633
Rated CRR/ EL1 to 7 | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	20,711
Rated CRR/ EL1 to 7 | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	31,768
Rated CRR/ EL1 to 7 | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,742
Rated CRR/ EL1 to 7 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5,523
Rated CRR/ EL1 to 7 | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	963
Rated CRR/ EL1 to 7 | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,557
Rated CRR/ EL1 to 7 | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	298
Collateral value	43
Rated CRR/ EL8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	186
Collateral value	40
Rated CRR/ EL8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Collateral value	0
Rated CRR/ EL8 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	54
Collateral value	0
Rated CRR/ EL8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6
Rated CRR/ EL8 | Not collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4
Rated CRR/ EL8 | Not collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL8 | Not collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	221
Rated CRR/ EL8 | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	128
Rated CRR/ EL8 | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL8 | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	54
Rated CRR/ EL8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	71
Rated CRR/ EL8 | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	54
Rated CRR/ EL8 | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL8 | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,266
Collateral value	295
Rated CRR/ EL9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	772
Collateral value	189
Rated CRR/ EL9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12
Collateral value	0
Rated CRR/ EL9 to 10 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1
Collateral value	0
Rated CRR/ EL9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	63
Rated CRR/ EL9 to 10 | Not collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46
Rated CRR/ EL9 to 10 | Not collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL9 to 10 | Not collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1
Rated CRR/ EL9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	717
Rated CRR/ EL9 to 10 | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	376
Rated CRR/ EL9 to 10 | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12
Rated CRR/ EL9 to 10 | Fully collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	486
Rated CRR/ EL9 to 10 | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	350
Rated CRR/ EL9 to 10 | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
Rated CRR/ EL9 to 10 | Partially collateralised | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– less than 50% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	67
– less than 50% | Rated CRR/ EL8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	64
– less than 50% | Rated CRR/ EL8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– less than 50% | Rated CRR/ EL8 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– less than 50% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	157
– less than 50% | Rated CRR/ EL9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	60
– less than 50% | Rated CRR/ EL9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9
– less than 50% | Rated CRR/ EL9 to 10 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 51% to 75% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	40
– 51% to 75% | Rated CRR/ EL8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	31
– 51% to 75% | Rated CRR/ EL8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 51% to 75% | Rated CRR/ EL8 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 51% to 75% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	173
– 51% to 75% | Rated CRR/ EL9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	149
– 51% to 75% | Rated CRR/ EL9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1
– 51% to 75% | Rated CRR/ EL9 to 10 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 76% to 90% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	89
– 76% to 90% | Rated CRR/ EL8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	19
– 76% to 90% | Rated CRR/ EL8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 76% to 90% | Rated CRR/ EL8 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	54
– 76% to 90% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	141
– 76% to 90% | Rated CRR/ EL9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	122
– 76% to 90% | Rated CRR/ EL9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1
– 76% to 90% | Rated CRR/ EL9 to 10 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 91% to 100% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25
– 91% to 100% | Rated CRR/ EL8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	14
– 91% to 100% | Rated CRR/ EL8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 91% to 100% | Rated CRR/ EL8 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 91% to 100% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	246
– 91% to 100% | Rated CRR/ EL9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	45
– 91% to 100% | Rated CRR/ EL9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1
– 91% to 100% | Rated CRR/ EL9 to 10 | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0